Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) - Customer A [Member] - USA & Europe Fiber Cement [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 197.0	$ 177.4	$ 174.2
Gross sales percentage	10.10%	10.70%	11.70%